Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of income taxes

The components of loss before income taxes were comprised of the following:

	December 31, 2022	December 31,2023	June 30, 2024	June 30, 2024
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(2,959,534)	(5,434,925)	(2,268,804)	(1,689,761)
Malaysia	(114,507)	(81,299)	(10,581)	(7,807)
Loss before income taxes provision	(3,074,041)	(5,516,224)	(2,279,385)	(1,681,954)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	December 31, 2022	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	SGD	USD
Deferred tax assets:
Singapore	503,121	924,114	385,697	287,259
Malaysia	19,466	13,644	1,799	1,327

Less: valuation allowance
Singapore	(503,121)	(924,114)	(385,697)	(287,259)
Malaysia	(19,466)	(13,644)	(1,799)	(1,327)
Deferred tax assets	-	-	-	-